Income Taxes (Details Narrative) - USD ($)			3 Months Ended			9 Months Ended			12 Months Ended
	Apr. 01, 2023	Mar. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net decrease of valuation allowance									$ 18,100,000	$ 7,600,000
Deferred tax liability									$ 8,040,000
Statutory tax rate	25.00%	19.00%							25.00%	23.50%
Unrecognized tax benefits			$ 0			$ 0			$ 0	$ 0
Net operating loss carryforwards									$ 4,900,000
Operating loss carryforwards limitations on use									Of the $38.1 million of U.S. federal NOLs, $37.1 million have an unlimited carryforward and the remaining NOLs are subject to expiration through 2037. Of the $71.8 million of U.S. state NOLs, less than $0.3 million have an unlimited carryforward and the remaining NOLs are subject to expiration through 2044. The South Korea NOLs are subject to expiration through 2039.
Effective income tax rate reconciliation, tax credit, percent									14.50%
Income tax recovery			1,100,000			1,100,000
Income tax expense benefit			$ (1,088,000)			$ (1,088,000)
Less: valuation allowance									60,340,000	42,242,000
Peak Bio [Member]
Net operating loss carryforwards									6,400,000
Peak Bio, Inc. [Member]
Net decrease of valuation allowance										$ 12,800,000
Statutory tax rate										21.00%	21.00%
Income tax expense benefit				$ 0	$ 0		$ 0	$ 0			$ (74,000)
Less: valuation allowance										16,030,000	$ 28,867,000
Net operating losses deduction in valuation allowance										$ 300,000
NOLs generated before 2020, carryforward term										10 years
NOLs generated after 2020, carryforward term										15 years
Domestic Tax Jurisdiction [Member]
Net operating loss carryforwards									38,100,000
Domestic Tax Jurisdiction [Member] | Peak Bio, Inc. [Member]
Net operating loss carryforwards										$ 10,700,000
Open tax year										2020
State and Local Jurisdiction [Member]
Net operating loss carryforwards									$ 71,800,000
State and Local Jurisdiction [Member] | Peak Bio, Inc. [Member]
Net operating loss carryforwards										$ 10,500,000
Operating loss carryforwards expiration year										2042
Open tax year										2023
Foreign Tax Jurisdiction [Member] | Peak Bio, Inc. [Member]
Net decrease of valuation allowance										$ 16,400,000
Net operating loss carryforwards										$ 99,000,000
Tax benefits of corporate tax rate										9.00%
Operating loss carryforwards expiration year										2025
UNITED KINGDOM
Statutory tax rate									25.00%	21.00%
Net operating loss carryforwards									$ 145,700,000
SWITZERLAND | Maximum [Member]
Net operating loss carryforwards									300,000
KOREA, REPUBLIC OF
Net operating loss carryforwards									$ 87,000,000.0